Currency conversion (Detail)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
US dollar to Pound sterling
Disclosure Of Foreign Currency Translation [line items]
Average exchange rate	1.30	1.39
Closing exchange rate	1.22		1.35
Euro to Pound sterling
Disclosure Of Foreign Currency Translation [line items]
Average exchange rate	1.19	1.15
Closing exchange rate	1.16		1.19